Document and Entity Information Document	Apr. 06, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 06, 2021
Entity Registrant Name	WINTRUST FINANCIAL CORP
Entity Central Index Key	0001015328
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	IL
Entity File Number	001-35077
Entity Tax Identification Number	36-3873352
Entity Address, Address Line One	9700 West Higgins Road
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	847
Local Phone Number	939-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, no par value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	WTFC
Security Exchange Name	NASDAQ
Series D Preferred Stock, no par value
Entity Information [Line Items]
Title of 12(b) Security	Series D Preferred Stock, no par value
Trading Symbol	WTFCM
Security Exchange Name	NASDAQ
Depositary Shares, Series E Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series E Preferred Stock, no par value
Trading Symbol	WTFCP
Security Exchange Name	NASDAQ